Mutual Fund Series Trust

Day Hagan Tactical Allocation Fund of ETFs

Incorporated herein by reference is the prospectus for Day Hagan Tactical Allocation Fund of ETFs filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 4, 2013 (SEC Accession No. 0001162044-13-001210).